UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [X]; Amendment Number: 2
This amendment (Check only one.): [ ] is a restatement.
                                  [X]adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED
ON NOVEMBER 4, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56 Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

James E. Buck, II   Greenwich, Connecticut  February 4, 2004

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    69068

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCEPS                      COMMON STOCK     00790K109      456    10000 SH       SOLE                  10000        0        0
D BUSINESS BANCORP               COMMON STOCK     12323X102      494    19855 SH       SOLE                  19855        0        0
D CROWN AMERICAN REALTY TRUST CO REITS RICS       228186102     2155   181080 SH       SOLE                 181080        0        0
D FIRST ESSEX BANCORP            COMMON STOCK     320103104     2330    45800 SH       SOLE                  45800        0        0
D GAYLORD ENTERTAINMENT          COMMON STOCK     367905106      482    19620 SH       SOLE                  19620        0        0
D GUCCI GROUP NV SHS             ADRS             401566104    18428   218600 SH       SOLE                 218600        0        0
D HOLLY CORP                     COMMON STOCK     435758305     1117    45058 SH       SOLE                  45058        0        0
D HORIZON ORGANIC HLDG           COMMON STOCK     44043T103     3402   142284 SH       SOLE                 142284        0        0
D IMANAGE INC                    COMMON STOCK     45245Y105     2327   349900 SH       SOLE                 349900        0        0
D KLAMATH FIRST BANCORP INC      COMMON STOCK     49842P103     3881   180590 SH       SOLE                 180590        0        0
D OFFICEMAX INC                  COMMON STOCK     67622M108     6998   746900 SH       SOLE                 746900        0        0
D PROGRESS FINL CORP             COMMON STOCK     743266108     3579   130700 SH       SOLE                 130700        0        0
D SPS TECHNOLOGIES               COMMON STOCK     784626103     7079   157300 SH       SOLE                 157300        0        0
D THE MONY GROUP INC             COMMON STOCK     615337102      326    10000 SH       SOLE                  10000        0        0
D THISTLE GROUP HLDGS            COMMON STOCK     88431E103      258    10000 SH       SOLE                  10000        0        0
D TMBR SHARP DRILLING INC        COMMON STOCK     87257P101     2861   164332 SH       SOLE                 164332        0        0
D TROY FINANCIAL CORP            COMMON STOCK     897329108      379    10800 SH       SOLE                  10800        0        0
D UNITED NATL BANCORP NJ         COMMON STOCK     910909100     9987   300721 SH       SOLE                 300721        0        0
D WITTEL COMMUNICATIONS INC       COMMON STOCK    972487102     2529   157600 SH      SOLE                  157600        0        0
S REPORT SUMMARY                 19  DATA RECORDS              69068        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED